Fair value measurements - Value of Assets and Liabilities Not Measured at Fair Value (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Carrying value
Other assets	$ 33,543	$ 47,362	$ 35,425
TOTAL ASSETS	1,641,186	1,561,949	1,531,104
Total debt	73,354	74,963
TOTAL LIABILITIES	1,509,943	1,457,866	1,425,848
Asset Management
Carrying value
Other assets	9,060	9,179	8,063
TOTAL ASSETS	85,234	65,422	64,985
TOTAL LIABILITIES	88,096	91,102	74,788
Fair value
Debt obligation	132	1,471	1,175
Insurance Solutions
Carrying value
Other assets	24,483	38,183	27,362
TOTAL ASSETS	1,555,952	1,496,527	1,466,119
Interest sensitive contract liabilities	363,250	334,876	256,569
TOTAL LIABILITIES	1,421,847	1,366,764	1,351,060
Fair value
Debt securities:	382,632	388,907	352,730
Carrying value
Carrying value
TOTAL ASSETS	180,766	177,669	158,009
TOTAL LIABILITIES	453,722	422,618	328,849
Carrying value | Asset Management
Carrying value
Total debt	73,222	73,492	58,030
TOTAL LIABILITIES	73,222	73,492	58,030
Carrying value | Insurance Solutions
Carrying value
Other assets	16,985	16,742	20,997
TOTAL ASSETS	167,479	164,382	144,722
Mortgage loans	150,494	147,640	123,725
Total debt	17,250	14,250	14,250
Interest sensitive contract liabilities	363,250	334,876	256,569
TOTAL LIABILITIES	380,500	349,126	270,819
Fair value
Fair value
Total	907,045	879,348	870,259
Fair value | Asset Management
Fair value
Other invested assets	73
Total	20,437	2,276	6,056
Fair value | Insurance Solutions
Fair value
Total	756,502	751,174	739,566
Fair value | Level 2
Fair value
Total	589,523	617,954	616,523
Fair value | Level 2 | Asset Management
Fair value
Total	64
Fair value | Level 2 | Insurance Solutions
Fair value
Total	589,414	617,954	616,523
Fair value | Level 3
Fair value
Total	300,724	257,265	246,847
Fair value | Level 3 | Asset Management
Fair value
Other invested assets	73
Total	6,027	499	1,670
Fair value | Level 3 | Insurance Solutions
Fair value
Total	164,636	130,868	120,540
Other than Fair Value Measurement
Fair value
Total	185,746	183,315	159,039
Total financial liabilities	452,650	419,102	326,122
Other than Fair Value Measurement | Asset Management
Fair value
Debt obligation	71,928	69,776	54,903
Total financial liabilities	71,928	69,776	54,903
Other than Fair Value Measurement | Insurance Solutions
Fair value
Mortgage loans	156,213	153,619	124,985
Other invested assets	17,279	16,512	20,893
Total	173,492	170,131	145,878
Debt obligation	17,472	14,450	14,650
Interest sensitive contract liabilities	363,250	334,876	256,569
Total financial liabilities	380,722	349,326	271,219
Other than Fair Value Measurement | Level 2
Fair value
Total financial liabilities	363,250	334,876	256,569
Other than Fair Value Measurement | Level 2 | Insurance Solutions
Fair value
Interest sensitive contract liabilities	363,250	334,876	256,569
Total financial liabilities	363,250	334,876	256,569
Other than Fair Value Measurement | Level 3
Fair value
Total	185,746	183,315	159,039
Total financial liabilities	89,400	84,226	69,553
Other than Fair Value Measurement | Level 3 | Asset Management
Fair value
Debt obligation	71,928	69,776	54,903
Total financial liabilities	71,928	69,776	54,903
Other than Fair Value Measurement | Level 3 | Insurance Solutions
Fair value
Mortgage loans	156,213	153,619	124,985
Other invested assets	17,279	16,512	20,893
Total	173,492	170,131	145,878
Debt obligation	17,472	14,450	14,650
Total financial liabilities	17,472	14,450	14,650
Corporate | Insurance Solutions
Fair value
Debt securities:	161,678	119,896	82,314
Corporate | Carrying value | Asset Management
Carrying value
Debt securities:	13,287	13,287	13,287
TOTAL ASSETS	13,287	13,287	13,287
Corporate | Fair value | Insurance Solutions
Fair value
Debt securities:	267,268	226,249	191,346
Corporate | Fair value | Level 2 | Insurance Solutions
Fair value
Debt securities:	262,160	226,249	191,346
Corporate | Fair value | Level 3 | Insurance Solutions
Fair value
Debt securities:	5,108
Corporate | Other than Fair Value Measurement | Asset Management
Fair value
Debt securities:	13,254	13,184	13,161
Total	12,254	13,184	13,161
Corporate | Other than Fair Value Measurement | Level 3 | Asset Management
Fair value
Debt securities:	13,254	13,184	13,161
Total	$ 12,254	$ 13,184	$ 13,161